Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule Of Gross Written Premium From Major Brokers	The following table shows the largest brokers that the Company transacted business within the three years ended December 31, 2022 and the proportion of gross written premiums from each of those brokers.

	Twelve Months Ended December 31,
	2022	2021	2020
	(in percentages)
Aon Corporation	22.3%	17.3%	15.8%
Marsh & McLennan Companies, Inc.	21.8	17.5	15.4
Willis Group Holdings, Ltd.	8.0	9.6	10.4
Other brokers/non-broker sources (1)	47.9	55.6	58.4
Total	100.0%	100.0%	100.0%

Gross written premiums ($ millions)	$4,338.7	$3,938.4	$3,698.5
 ______________
(1) No other individual broker accounted for more than 10% of total gross written premiums.